1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

Allison M. Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

March 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Lazard Funds, Inc.

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of The Lazard Funds, Inc., a Maryland corporation (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Lazard Emerging Markets Strategic Equity Portfolio, a series of the Registrant, will be transferred to the Lazard Emerging Markets Core Equity Portfolio, to be renamed the Next Gen Emerging Markets Portfolio, a separate series of the Registrant, in exchange solely for Institutional Shares and Open Shares of Lazard Emerging Markets Core Equity Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of April 3, 2023. No fees are required in connection with this filing. Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact Robert Spiro at (212) 649-8707 or me at (212) 698-3526.

Very truly yours,

/s/ Allison Fumai
Allison Fumai